LONG-TERM DEBT, NET (2012 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands					12 Months Ended
	Mar. 13, 2019	Feb. 11, 2019	Dec. 31, 2018	Nov. 26, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 04, 2019	Jan. 22, 2019
Long-Term Debt [Line Items]
Total long-term debt			$ 4,104,525		$ 4,451,278	$ 4,104,525
Repayments of long-term debt					2,592,631	592,573	$ 896,276
Loss on extinguishment of debt					6,333	3,461	49,337
Costs associated with debt modification					$ 579	$ 0	$ 2,793
2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt				$ 825,000
Purchase price as percentage of principal				100.00%
Maturity date					Dec. 01, 2020
Interest rate per annum				8.50%
Repayments of long-term debt	$ 208,466		$ 400,000
Redemption price as percentage of principal						100.00%
Loss on extinguishment of debt					$ 3,721	$ 3,233
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 600,000
Purchase price as percentage of principal		100.00%
Maturity date					Feb. 11, 2024
Interest rate per annum		7.25%
Costs associated with debt modification					$ 579
Conditional Tender Offer [Member] | 2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt								$ 216,534	$ 425,000